Other income (Detail) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of subsidiaries	[1]	SFr (10)	SFr 0	SFr (18)	SFr (10)	SFr (22)
Share of net profits of associates and joint ventures		15	15	17	30	36
Total		5	15	(2)	20	14
Financial assets measured at fair value through other comprehensive income
Net gains / (losses) from disposals		0	0	129	0	136
Impairments		0	0	1	0	(13)
Total		0	0	131	0	123
Net income from properties (excluding net gains / (losses) from disposals)	[2]	6	6	6	12	12
Net gains / (losses) from disposals of properties held for sale		0	0	0	0	(1)
Net gains / (losses) from disposals of financial assets measured at amortized cost		(1)	0	(2)	0	16
Other		23	19	14	42	26
Total other income		SFr 34	SFr 40	SFr 147	SFr 74	SFr 190

[1]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches.
[2]	Includes net rent received from third parties and net operating expenses.